                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-10371

                             Lord Abbett Blend Trust
               (Exact name of Registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 7/31

Date of reporting period: 7/31/2005

ITEM 1:         REPORT TO SHAREHOLDERS.

[LORD ABBETT LOGO]

2005
ANNUAL
   REPORT

LORD ABBETT
  SMALL-CAP BLEND FUND


FOR THE FISCAL YEAR ENDED JULY 31, 2005

LORD ABBETT SMALL-CAP BLEND FUND
ANNUAL REPORT
FOR THE FISCAL YEAR ENDED JULY 31, 2005

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of Lord Abbett Small-Cap Blend Fund's strategies and performance for the fiscal year ended July 31, 2005. On this and the following pages, we discuss the major factors that influenced performance.

    Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE FISCAL YEAR ENDED JULY 31,
2005?

A: After slowing during a 2004 summer "soft patch," the economy regained some traction in fourth quarter 2004. The S&P 500(R) Index(1) gained 1.5 percent in October, 4.1 percent in November, and 3.4 percent in December. For 2004 as a whole, the S&P 500 Index reported a gain of 10.9 percent.

    After a strong finish to calendar 2004, the broad stock indexes stumbled out of the gate in early 2005. The S&P 500 Index declined 2.4 percent in January. By the end of first quarter calendar 2005, the S&P 500 Index had declined 2.2 percent, largely reflecting investors' concerns that rising oil and gas prices would hurt economic growth by cutting into corporate profits and dampening consumer spending. Even with an agreement among members of the Organization of Petroleum Exporting Countries (OPEC) to increase oil production, crude oil prices climbed to over $57 per barrel. Although investor optimism waned in April as energy prices soared and the stock market relinquished some of its previous gains, economic trends again turned more positive in May and June. The stock market rose in May and remained unchanged in June. In July, the total return for the S&P 500 Index was 3.7 percent.

    Of greatest note, the Federal Reserve Board (the Fed) continued its measured pace of interest rate hikes, raising the fed funds rate eight consecutive times in quarter-point increments by the end of the fiscal year, from 1.25 percent to
3.25 percent. (The fed funds rate is the interest rate charged by banks with excess reserves at a Federal Reserve Board district bank to other banks needing overnight loans to meet reserve requirements.)

    Employment numbers started to improve in fourth quarter calendar 2004. By January 2005, employment had risen by 146,000 jobs, and the unemployment rate had decreased to 5.2 percent. The unemployment rate remained essentially unchanged at 5.1 percent through May, except for a small uptick to 5.4 percent in February. In June, the unemployment rate declined 5.0 percent and remained unchanged in July.

    Throughout the fiscal year, residential housing demand surged on continued low mortgage rates. In the final quarter of 2004, the Consumer Price Index (CPI) increased 0.5 percent in October and 0.1 percent in November, followed by a decrease of 0.4 percent in December. (The CPI is a commonly used measure of inflation, which reflects changes in the prices paid by urban consumers for a representative basket of goods and services.) By April 2005, the CPI showed a slight upward bias. In May, the CPI decreased slightly, but then trended up again in June and July.

    Consumer confidence, as measured by the Consumer Confidence Index (CCI), declined between July and November 2004, before returning to July levels again in January 2005. (Based on a representative sample of 5,000 households, the CCI measures consumer confidence about current business, employment, and economic conditions, as well as their expectations for the next six months.) However, in February, March, and April, the CCI declined. This downward trend was interrupted by CCI increases in May and June, followed by a dip in July.

Q:  HOW DID THE FUND PERFORM OVER THE FISCAL YEAR ENDED JULY 31, 2005?

A: The fund returned 27.4 percent, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Russell 2000(R) Index,(2) which returned 24.8 percent over the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 5.75 PERCENT SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS AS OF JULY 31, 2005, ARE: 1 YEAR: 20.03 PERCENT AND SINCE INCEPTION (JUNE 26, 2001): 14.60 PERCENT. Class A shares purchased subject to a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC of 1 percent if the shares are redeemed within 12 months of the purchase. During certain periods, certain expenses of the fund have been reimbursed by Lord Abbett; without such reimbursement of expenses, the fund's returns would have been lower.

    PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q:  WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Stock selection within the producer durables sector was the greatest contributor to fund performance relative to the benchmark for the fiscal year. Two homebuilder holdings, The Ryland Group, Inc. (3.72 percent of portfolio weighting) and Centex Corporation (1.67 percent of portfolio weighting), delivered strong earnings. As interest rates remained at record lows, homebuilders benefited from continued demand, a strong backlog of orders, and higher than expected earnings growth. In the technology sector, stock selection and, to a lesser extent, an underweight position helped fund performance relative to the benchmark. Western Digital Corporation (no longer held in the portfolio), a maker of computer hard disk drives, outperformed based on strong consumer product sales. Another strong holding, Websense, Inc. (1.95 percent of portfolio weighting), a company that makes Internet content filtering software, took advantage of a growing desire among employers to manage their employees' access to nonbusiness-related Internet Websites in the workplace.

    Selection of stocks within the consumer discretionary sector was a detractor to fund performance relative to the benchmark. The consumer discretionary sector includes stocks in the consumer durables, apparel, media, hotel, and leisure industries. These stocks tend to move with the economy. Regent Communications, Inc. (1.29 percent of portfolio weighting), a small-market radio broadcaster, disappointed, as consumers continue to shift away from conventional broadcast radio to competing technologies, such as Internet and satellite radio, as well as the iPod and other personal devices. Also, a number of the portfolio's retail holdings, including Fred's Inc. (no longer held in the portfolio), and Goody's Family Clothing, Inc. (no longer held in the portfolio), were hurt as rising gasoline prices forced many consumers to decrease spending on clothes and other retail items. In addition, stock selection within the financial services sector took away from fund performance relative to the benchmark. Two insurance brokerage holdings, USI Holdings Corporation (2.26 percent of portfolio weighting) and HILB Rogal & Hobbs Company (2.31 percent of portfolio weighting), underperformed as a result of industry-wide regulatory scrutiny.

    THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

    A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVES, RISKS, CHARGES, AND ONGOING EXPENSES, THAT AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT OUR WEBSITE AT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The S&P 500(R) Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes A representative sample of leading companies in leading industries.

(2) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8 percent of the total market capitalization of the Russell 3000 Index. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION The views of the fund's management and the portfolio holdings described in this report are as of July 31, 2005; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the fund, please see the fund's prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the fund's prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 2000(R) Index (the "Index") assuming reinvestment of all distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, certain expenses of the fund have been reimbursed by Lord Abbett; without such reimbursement of expenses, the fund's returns would have been lower. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

             THE FUND (CLASS A SHARES)  THE FUND (CLASS A SHARES) AT    RUSSELL 2000(R)
                AT NET ASSET VALUE       MAXIMUM OFFERING PRICE(1)         INDEX(2)
Jun 26, 2001       $     10,000              $      9,425                 $     10,000
Jul 31, 2001       $     10,388              $      9,791                 $      9,891
Jul 31, 2002       $      9,130              $      8,506                 $      8,115
Jul 31, 2003       $     11,646              $     10,977                 $      9,990
Jul 31, 2004       $     14,533              $     13,716                 $     11,594
Jul 31, 2005       $     18,538              $     17,472                 $     14,592

                AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
                SALES CHARGE FOR THE PERIODS ENDED JULY 31, 2005

                              1 YEAR      LIFE OF CLASS
               CLASS A(3)     20.03%         14.60%
               CLASS B(4)     22.71%         15.26%
               CLASS C(5)     26.65%         15.56%
               CLASS P(6)     27.35%         16.31%
               CLASS Y(7)     27.88%         16.58%

(1) Reflects the deduction of the maximum initial sales charge of 5.75%.
(2) Performance of the unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of the index is not necessarily representative of the Fund's performance.
(3) Performance is calculated from June 26, 2001, SEC effective date. Class A shares were first offered to the public on July 2, 2001. Total return, which is the percent change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A Shares, with all distributions reinvested for the periods shown ended July 31, 2005, is calculated using the SEC-required uniform method to compute such return.
(4) Performance is calculated from June 26, 2001, SEC effective date. Class B shares were first offered to the public on July 2, 2001. Performance reflects the deduction of a CDSC of 4% for 1 year and 2% for the life of the class.
(5) Performance is calculated from June 26, 2001, SEC effective date. Class C shares were first offered to the public on July 2, 2001. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.
(6) Performance is calculated from June 26, 2001, SEC effective date. Class P shares were first offered to the public on July 2, 2001. Performance is at net asset value.
(7) Performance is calculated from June 26, 2001, SEC effective date. Class Y shares were first offered to the public on July 2, 2001. Performance is at net asset value.

EXPENSE EXAMPLE

    As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2005 through July 31, 2005).

ACTUAL EXPENSES

    For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 2/1/05 - 7/31/05" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

    For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            BEGINNING       ENDING      EXPENSES
                                             ACCOUNT       ACCOUNT    PAID DURING
                                              VALUE         VALUE       PERIOD+
                                            ---------      -------    -----------
                                                                        2/1/05 -
                                              2/1/05       7/31/05       7/31/05
                                              ------       -------      --------
CLASS A
Actual                                     $  1,000.00   $  1,090.70   $    7.62
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,017.50   $    7.35
CLASS B
Actual                                     $  1,000.00   $  1,087.90   $   10.92
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,014.33   $   10.54
CLASS C
Actual                                     $  1,000.00   $  1,088.00   $   10.92
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,014.33   $   10.54
CLASS P
Actual                                     $  1,000.00   $  1,090.40   $    8.09
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,017.06   $    7.80
CLASS Y
Actual                                     $  1,000.00   $  1,093.30   $    5.76
Hypothetical (5% Return Before Expenses)   $  1,000.00   $  1,019.29   $    5.56

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.47% for Class A, 2.11% for Classes B and C, 1.56% for Class P and 1.11% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR
JULY 31, 2005

SECTOR+                        %*
Auto & Transportation        4.15%
Consumer Discretionary      18.82%
Consumer Staples             2.61%
Financial Services          13.10%
Healthcare                  12.08%
Materials & Processing      14.66%
Other Energy                 8.39%
Producer Durables           14.59%
Short-Term Investment        4.69%
Technology                   6.91%
Total                      100.00%

*   Represents percent of total investments.
+   A sector may comprise several industries.

SCHEDULE OF INVESTMENTS
JULY 31, 2005

                                                                                  VALUE
INVESTMENTS                                                        SHARES         (000)
---------------------------------------------------------------------------------------
COMMON STOCKS 93.76%

AIR TRANSPORTATION 1.15%
Pinnacle Airlines Corp.*                                          350,700    $    3,616
Republic Airways
Holdings Inc.*                                                    473,700         6,442
                                                                             ----------
TOTAL                                                                            10,058
                                                                             ----------

AUTO COMPONENTS 1.17%
Wabash National Corp.                                             477,450        10,270
                                                                             ----------

BANKS: OUTSIDE NEW YORK CITY 1.01%
Hanmi Financial Corp.                                             223,858         4,253
PrivateBancorp, Inc.                                              124,900         4,615
                                                                             ----------
TOTAL                                                                             8,868
                                                                             ----------

BIOTECHNOLOGY RESEARCH & PRODUCTION 0.15%
Kensey Nash Corp.*                                                 40,680         1,311
                                                                             ----------

BUILDING: MATERIALS 4.53%
Hughes Supply, Inc.                                               460,800        13,096
Trex Co., Inc.*                                                    99,800         2,934
Watsco, Inc.                                                      501,550        23,754
                                                                             ----------
TOTAL                                                                            39,784
                                                                             ----------

BUILDING: MISCELLANEOUS 0.70%
Drew Industries Inc.*                                             137,900         6,143
                                                                             ----------

BUILDING: ROOFING & WALLBOARD 3.75%
Beacon Roofing Supply,
Inc.*                                                             335,400         8,710
ElkCorp                                                           726,700        24,199
                                                                             ----------
TOTAL                                                                            32,909
                                                                             ----------

CASINOS & GAMBLING 1.13%
Alliance Gaming Corp.*                                            650,600         9,961
                                                                             ----------

COAL 3.28%
Massey Energy Co.                                                 664,500        28,740
                                                                             ----------

COMMUNICATIONS & MEDIA 1.53%
Entravision
Communications Corp.*                                           1,565,300        13,383
                                                                             ----------

COMPUTER SERVICES SOFTWARE & SYSTEMS 2.82%
CACI Int'l. Inc. Class A*                                         103,000    $    6,776
Lionbridge Technologies,
Inc.*                                                             181,489         1,176
Websense, Inc.*                                                   337,300        16,811
                                                                             ----------
TOTAL                                                                            24,763
                                                                             ----------

COMPUTER TECHNOLOGY 3.42%
Hutchinson Technology
Inc.*                                                             255,600         8,509
RadiSys Corp.*                                                    432,400         7,498
Stratasys, Inc.*                                                  461,009        14,024
                                                                             ----------
TOTAL                                                                            30,031
                                                                             ----------

CONSUMER ELECTRONICS 1.18%
Universal Electronics Inc.*                                       568,905        10,354
                                                                             ----------

DIVERSIFIED FINANCIAL SERVICES 2.46%
Texas United Bancshares,
Inc.                                                              110,969         2,136
USI Holdings Corp.*                                             1,519,639        19,490
                                                                             ----------
TOTAL                                                                            21,626
                                                                             ----------

DIVERSIFIED MANUFACTURING 1.48%
Hexcel Corp.*                                                     752,500        13,003
                                                                             ----------

DRUGS & PHARMACEUTICALS 1.67%
Noven Pharmaceuticals,
Inc.*                                                             367,454         6,214
Par Pharmaceutical
Cos., Inc.*                                                       358,735         8,401
                                                                             ----------
TOTAL                                                                            14,615
                                                                             ----------

ELECTRICAL EQUIPMENT & COMPONENTS 1.92%
Genlyte Group Inc. (The)*                                         328,268        16,866
                                                                             ----------

ELECTRONICS 0.56%
Avid Technology, Inc.*                                            119,000         4,897
                                                                             ----------

ELECTRONICS: INSTRUMENTS, GAUGES & METERS 2.08%
Measurement Specialties,
Inc.*(b)                                                          721,400        18,251
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JULY 31, 2005

                                                                                  VALUE
INVESTMENTS                                                        SHARES         (000)
---------------------------------------------------------------------------------------
ELECTRONICS: MEDICAL SYSTEMS 0.90%
TriPath Imaging, Inc.*                                            902,263    $    7,931
                                                                             ----------

FOODS 2.57%
J & J Snack Foods Corp.                                           274,766        16,167
Pilgrim's Pride Corp.                                             168,200         6,367
                                                                             ----------
TOTAL                                                                            22,534
                                                                             ----------

HEALTH & PERSONAL CARE 0.99%
Amedisys, Inc.*                                                   222,398         8,705
                                                                             ----------

HEALTHCARE FACILITIES 3.33%
ICON plc ADR*                                                     365,475        14,308
LCA-Vision Inc.                                                   326,394        14,949
                                                                             ----------
TOTAL                                                                            29,257
                                                                             ----------

HOMEBUILDING 5.31%
Centex Corp.                                                      195,200        14,441
Ryland Group, Inc. (The)                                          397,500        32,118
                                                                             ----------
TOTAL                                                                            46,559
                                                                             ----------

HOUSEHOLD FURNISHINGS 3.53%
Select Comfort Corp.*                                           1,453,445        30,973
                                                                             ----------

IDENTIFICATION CONTROL & FILTER DEVICES 0.94%
X-Rite, Inc.                                                      684,832         8,287
                                                                             ----------

INSURANCE: MULTI-LINE 2.28%
Hilb Rogal & Hobbs Co.                                            589,500        19,978
                                                                             ----------

INSURANCE: PROPERTY-CASUALTY 5.65%
First Acceptance Corp.*                                           204,800         2,050
HCC Insurance Holdings,
Inc.                                                              942,150        26,116
Ohio Casualty Corp.                                               839,092        21,439
                                                                             ----------
TOTAL                                                                            49,605
                                                                             ----------

MACHINERY: INDUSTRIAL/SPECIALTY 3.60%
Actuant Corp. Class A*                                            578,600        26,922
Joy Global Inc.                                                   112,900         4,637
                                                                             ----------
TOTAL                                                                            31,559
                                                                             ----------

MACHINERY: OIL WELL EQUIPMENT & SERVICES 3.46%
Key Energy Services, Inc.*                                        322,000    $    4,218
Pride Int'l., Inc.*                                             1,005,400        26,161
                                                                             ----------
TOTAL                                                                            30,379
                                                                             ----------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 3.46%
ICU Medical, Inc.*                                                394,317        13,020
Kyphon Inc.*                                                      230,720         9,377
Symmetry Medical Inc.*                                            321,100         8,005
                                                                             ----------
TOTAL                                                                            30,402
                                                                             ----------

MEDICAL SERVICES 1.38%
Option Care, Inc.                                                 861,987        12,085
                                                                             ----------

METAL FABRICATING 1.41%
Commercial Metals Co.                                             431,700        12,407
                                                                             ----------

METALS & MINERALS MISCELLANEOUS 1.66%
Cleveland-Cliffs Iron
Co. (The)                                                         200,900        14,607
                                                                             ----------

OIL: CRUDE PRODUCERS 1.52%
Grey Wolf, Inc.*                                                1,734,000        13,300
                                                                             ----------

RADIO & TV BROADCASTERS 1.27%
Regent Communications,
Inc.*                                                           1,895,719        11,128
                                                                             ----------

RESTAURANTS 1.64%
Dave & Buster's, Inc.*                                            570,200        10,765
Ruby Tuesday, Inc.                                                144,500         3,616
                                                                             ----------
TOTAL                                                                            14,381
                                                                             ----------

RETAIL 4.53%
Global Imaging Systems,
Inc.*                                                             432,696        14,997
Insight Enterprises, Inc.*                                        539,140        10,998
Rush Enterprises, Inc.
Class A*                                                          406,200         6,459
Tuesday Morning Corp.                                             206,200         7,281
                                                                             ----------
TOTAL                                                                            39,735
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
JULY 31, 2005

                                                                                  VALUE
INVESTMENTS                                                        SHARES         (000)
---------------------------------------------------------------------------------------
SAVINGS & LOAN 1.48%
Brookline Bancorp, Inc.                                           809,565    $   12,961
                                                                             ----------

SERVICES: COMMERCIAL 2.28%
Harris Interactive Inc.*                                        1,619,140         6,525
SM&A*(b)                                                        1,539,691        13,503
                                                                             ----------
TOTAL                                                                            20,028
                                                                             ----------

SHIPPING 0.30%
Excel Maritime Carriers
Ltd.*(a)                                                          203,800         2,621
                                                                             ----------

STEEL 0.88%
Gibraltar Industries, Inc.                                        320,490         7,682
                                                                             ----------

TELECOMMUNICATIONS EQUIPMENT 0.50%
SpectraLink Corp.                                                 401,360         4,417
                                                                             ----------

TEXTILES APPAREL MANUFACTURERS 1.43%
Warnaco Group, Inc. (The)*                                        514,710        12,533
                                                                             ----------

TRANSPORTATION MISCELLANEOUS 0.91%
Vitran Corp. Inc.*(a)                                             455,000         7,963
                                                                             ----------

TRUCKERS 0.56%
Old Dominion Freight
Line, Inc.*                                                       147,808         4,895
                                                                             ----------

TOTAL COMMON STOCKS
(cost $724,135,015)                                                             822,745
                                                                             ==========

                                                                PRINCIPAL
                                                                   AMOUNT         VALUE
INVESTMENTS                                                         (000)         (000)
---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 4.61%

REPURCHASE AGREEMENT 4.61%
REPURCHASE AGREEMENT
DATED 7/29/2005,
2.66% DUE 8/1/2005
WITH STATE STREET
BANK & TRUST CO.
COLLATERALIZED BY
$41,455,000 OF FEDERAL
HOME LOAN BANK AT
3.75% DUE 1/16/2007;
VALUE: $41,299,544;
PROCEEDS: $40,494,539
(COST $40,485,565)                                             $   40,486    $   40,486
                                                                             ----------
TOTAL INVESTMENTS IN
SECURITIES 98.37%
(cost $764,620,580)                                                             863,231
                                                                             ==========
OTHER ASSETS IN EXCESS OF
LIABILITIES 1.63%                                                                14,307
                                                                             ==========
NET ASSETS 100.00%                                                           $  877,538
                                                                             ==========

  *  Non-income producing security.
 (a) Foreign security traded in U.S. dollars.
 (b) Affiliated issuer (holding represents 5% or more of the underlying issuer's outstanding voting shares). See Note 10.
ADR  American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2005

ASSETS:
Investment in unaffiliated issers, at value (cost $734,065,207)          $   831,476,093
Investment in affiliated issuers, at value (cost $30,555,373)                 31,754,510
Receivables:
   Interest and dividends                                                        291,730
   Investment securities sold                                                 11,283,094
   Capital shares sold                                                        12,307,521
   From advisor                                                                    1,398
Prepaid expenses and other assets                                                124,345
----------------------------------------------------------------------------------------
TOTAL ASSETS                                                                 887,238,691
----------------------------------------------------------------------------------------
LIABILITIES:
Payables:
   Investment securities purchased                                             7,828,594
   Capital shares reacquired                                                     497,664
   Management fee                                                                518,506
   12b-1 distribution fees                                                       456,073
   Fund administration                                                            38,640
   Trustees' fees                                                                 27,853
Accrued expenses and other liabilities                                           333,385
----------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                              9,700,715
========================================================================================
NET ASSETS                                                               $   877,537,976
========================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                          $   750,316,670
Accumulated net investment loss                                                  (27,853)
Accumulated net realized gain on investments                                  28,639,136
Net unrealized appreciation on investments                                    98,610,023
----------------------------------------------------------------------------------------
NET ASSETS                                                               $   877,537,976
========================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                           $   465,124,115
Class B Shares                                                           $    81,116,767
Class C Shares                                                           $   221,554,485
Class P Shares                                                           $    13,954,132
Class Y Shares                                                           $    95,788,477
OUTSTANDING SHARES BY CLASS (UNLIMITED NUMBER OF AUTHORIZED
   SHARES OF BENEFICIAL INTEREST, NO PAR VALUE):
Class A Shares                                                                27,829,207
Class B Shares                                                                 4,965,774
Class C Shares                                                                13,576,099
Class P Shares                                                                   832,056
Class Y Shares                                                                 5,673,752
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                           $         16.71
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)                          $         17.73
Class B Shares-Net asset value                                           $         16.34
Class C Shares-Net asset value                                           $         16.32
Class P Shares-Net asset value                                           $         16.77
Class Y Shares-Net asset value                                           $         16.88

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2005

INVESTMENT INCOME:
Dividends                                                                $     1,969,372
Interest                                                                         549,162
----------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                        2,518,534
----------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                 3,740,930
12b-1 distribution plan-Class A                                                1,008,437
12b-1 distribution plan-Class B                                                  614,859
12b-1 distribution plan-Class C                                                1,280,405
12b-1 distribution plan-Class P                                                    9,643
Shareholder servicing                                                          1,253,317
Professional                                                                      61,648
Reports to shareholders                                                          141,822
Fund administration                                                              199,516
Custody                                                                           80,193
Trustees' fees                                                                    31,681
Registration                                                                      53,642
Other                                                                              7,909
----------------------------------------------------------------------------------------
Gross expenses                                                                 8,484,002
   Expense reductions (See Note 7)                                               (15,019)
----------------------------------------------------------------------------------------
NET EXPENSES                                                                   8,468,983
----------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                           (5,950,449)
========================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments in unaffiliated issuers               38,830,209
Net realized gain (loss) on investments in affiliated issuers                    (42,467)
Net change in unrealized appreciation (depreciation) on investments           88,832,217
========================================================================================
NET REALIZED AND UNREALIZED GAIN                                             127,619,959
========================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $   121,669,510
========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                              FOR THE YEAR ENDED   FOR THE YEAR ENDED
INCREASE IN NET ASSETS                                             JULY 31, 2005        JULY 31, 2004
OPERATIONS:
Net investment loss                                            $      (5,950,449)   $      (2,707,538)
Net realized gain (loss) on investments                               38,787,742           36,260,284
Net change in unrealized appreciation (depreciation)
   on investments                                                     88,832,217           (2,171,628)
-----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 121,669,510           31,381,118
=====================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain
   Class A                                                           (19,850,931)          (1,707,862)
   Class B                                                            (5,004,449)            (450,381)
   Class C                                                            (8,648,412)            (548,153)
   Class P                                                               (36,167)                 (25)
   Class Y                                                              (862,999)             (73,076)
-----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                  (34,402,958)          (2,779,497)
=====================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                    555,640,932          175,002,209
Reinvestment of distributions                                         27,702,802            2,267,482
Cost of shares reacquired                                            (71,067,406)         (32,151,979)
-----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                                   512,276,328          145,117,712
=====================================================================================================
NET INCREASE IN NET ASSETS                                           599,542,880          173,719,333
=====================================================================================================
NET ASSETS:
Beginning of year                                                    277,995,096          104,275,763
-----------------------------------------------------------------------------------------------------
END OF YEAR                                                    $     877,537,976    $     277,995,096
=====================================================================================================
ACCUMULATED NET INVESTMENT LOSS                                $         (27,583)   $            (329)
=====================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                              YEAR ENDED 7/31                    6/18/2001(d)
                                           ---------------------------------------------------        TO
                                              2005            2004         2003         2002      7/31/2001
PER SHARE OPERATING PERFORMANCE (CLASS A
  SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD       $   14.37        $  11.71     $   9.18     $  10.45     $  10.00
                                           =========        ========     ========     ========     ========
  Unrealized appreciation on investments                                                                .06
                                                                                                   --------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                              $  10.06
                                                                                                   ========
Investment operations:
  Net investment loss(a)                        (.15)           (.16)        (.12)        (.12)        (.07)
  Net realized and unrealized gain (loss)       3.88            3.07         2.65        (1.15)         .46
                                           ---------        --------     --------     --------     --------
    Total from investment operations            3.73            2.91         2.53        (1.27)         .39
                                           ---------        --------     --------     --------     --------

Distributions to shareholders from:
  Net realized gain                            (1.39)           (.25)           -            -(g)         -
                                           ---------        --------     --------     --------     --------
    Total distributions                        (1.39)           (.25)           -            -(g)         -
                                           ---------        --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD             $   16.71        $  14.37     $  11.71     $   9.18     $  10.45
                                           =========        ========     ========     ========     ========
Total Return(b)(e)                                                                                      .60%(c)
Total Return(b)                                27.38%          24.96%       27.56%      (12.11)%       3.88%(c)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                                  1.47%           1.55%        1.71%        1.66%         .69%(c)
  Expenses, excluding expense
    reductions                                  1.47%           1.55%        1.89%        2.41%         .81%(c)
  Net investment loss                           (.96)%         (1.12)%      (1.30)%      (1.09)%       (.67)%(c)

                                                              YEAR ENDED 7/31                     6/18/2001(d)
                                           ---------------------------------------------------        TO
SUPPLEMENTAL DATA:                            2005            2004         2003         2002       7/31/2001
--------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $ 465,124       $ 162,651     $ 59,717     $ 29,962     $  2,214

  Portfolio turnover rate                      58.65%          84.91%       68.48%       47.69%        5.86%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                              YEAR ENDED 7/31                    6/18/2001(d)
                                           ---------------------------------------------------        TO
                                              2005            2004         2003         2002      7/31/2001
PER SHARE OPERATING PERFORMANCE (CLASS B
  SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD       $   14.15        $  11.56     $   9.12     $  10.45     $  10.00
                                           =========        ========     ========     ========     ========
  Unrealized appreciation on investments                                                                .06
                                                                                                   --------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                              $  10.06
                                                                                                   ========
Investment operations:
  Net investment loss(a)                        (.24)           (.24)        (.18)        (.18)        (.07)
  Net realized and unrealized gain (loss)       3.82            3.02         2.62        (1.15)         .46
                                           ---------        --------     --------     --------     --------
    Total from investment operations            3.58            2.78         2.44        (1.33)         .39
                                           ---------        --------     --------     --------     --------

Distributions to shareholders from:
  Net realized gain                            (1.39)           (.19)           -            -(g)         -
                                           ---------        --------     --------     --------     --------
    Total distributions                        (1.39)           (.19)           -            -(g)         -
                                           ---------        --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD             $   16.34        $  14.15     $  11.56     $   9.12     $  10.45
                                           =========        ========     ========     ========     ========
Total Return(b)(e)                                                                                      .60%(c)
Total Return(b)                                26.71%          24.19%       26.75%      (12.68)%       3.88%(c)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                                  2.10%           2.18%        2.33%        2.27%         .75%(c)
  Expenses, excluding expense
    reductions                                  2.10%           2.18%        2.51%        3.02%         .87%(c)
  Net investment loss                          (1.61)%         (1.75)%      (1.92)%      (1.70)%       (.76)%(c)

                                                              YEAR ENDED 7/31                     6/18/2001(d)
                                           ---------------------------------------------------        TO
SUPPLEMENTAL DATA:                            2005            2004         2003         2002       7/31/2001
--------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $  81,117        $ 45,384     $ 21,518     $ 12,013     $    283

  Portfolio turnover rate                      58.65%          84.91%       68.48%       47.69%        5.86%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                              YEAR ENDED 7/31                    6/18/2001(d)
                                           ---------------------------------------------------        TO
                                              2005            2004         2003         2002      7/31/2001
PER SHARE OPERATING PERFORMANCE (CLASS C
  SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD       $   14.14        $  11.56     $    9.      $  10.45     $  10.00
                                           =========        ========     ========     ========     ========
  Unrealized appreciation on investments                                                                .06
                                                                                                   --------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                              $  10.06
                                                                                                   ========
Investment operations:
  Net investment loss(a)                        (.24)           (.24)        (.18)        (.18)        (.07)
  Net realized and unrealized gain (loss)       3.81            3.02         2.62        (1.15)         .46
                                           ---------        --------     --------     --------     --------
    Total from investment operations            3.57            2.78         2.44        (1.33)         .39
                                           ---------        --------     --------     --------     --------

Distributions to shareholders from:
  Net realized gain                            (1.39)           (.20)           -            -(g)          -
                                           ---------        --------     --------     --------     --------
    Total distributions                        (1.39)           (.20)           -            -(g)          -
                                           ---------        --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD             $   16.32        $  14.14     $  11.56     $   9.12     $  10.45
                                           =========        ========     ========     ========     ========
Total Return(b)(e)                                                                                      .60%(c)
Total Return(b)                                26.65%          24.18%       26.75%      (12.68)%       3.88%(c)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                                  2.10%           2.18%        2.33%        2.27%         .75%(c)
  Expenses, excluding expense
    reductions                                  2.10%           2.18%        2.51%        3.02%         .87%(c)
  Net investment loss                          (1.60)%         (1.75)%      (1.92)%      (1.70)%       (.76)%(c)

                                                              YEAR ENDED 7/31                    6/18/2001(d)
                                           ---------------------------------------------------        TO
SUPPLEMENTAL DATA:                            2005            2004         2003         2002      7/31/2001
--------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $ 221,554        $ 64,447     $ 23,039     $ 10,432     $    468

  Portfolio turnover rate                      58.65%          84.91%       68.48%       47.69%        5.86%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                              YEAR ENDED 7/31                    6/18/2001(d)
                                           ---------------------------------------------------        TO
                                              2005            2004         2003         2002      7/31/2001
PER SHARE OPERATING PERFORMANCE (CLASS P
  SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD       $   14.42        $  11.73     $   9.19     $  10.45     $  10.00
                                           =========        ========     ========     ========     ========
  Unrealized appreciation on investments                                                                .06
                                                                                                   --------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                              $  10.06
                                                                                                   ========
Investment operations:
  Net investment loss(a)                        (.17)           (.37)        (.10)        (.12)        (.07)
  Net realized and unrealized gain (loss)       3.91            3.28         2.64        (1.14)         .46
                                           ---------        --------     --------     --------     --------
    Total from investment operations            3.74            2.91         2.54        (1.26)         .39
                                           ---------        --------     --------     --------     --------

Distributions to shareholders from:
  Net realized gain                            (1.39)           (.22)           -            -(g)         -
                                           ---------        --------     --------     --------     --------
    Total distributions                        (1.39)           (.22)           -            -(g)         -
                                           ---------        --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD             $   16.77        $  14.42     $  11.73     $   9.19     $  10.45
                                           =========        ========     ========     ========     ========
Total Return(b)(e)                                                                                      .60%(c)
Total Return(b)                                27.35%          24.97%       27.64%      (12.01)%       3.88%(c)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                                  1.69%           1.63%+       1.78%+       1.72%         .70%(c)
  Expenses, excluding expense
    reductions                                  1.70%           1.63%+       1.96%+       2.47%         .82%(c)
  Net investment loss                          (1.06)%         (1.20)%+     (1.37)%+     (1.15)%       (.68)%(c)

                                                              YEAR ENDED 7/31                    6/18/2001(d)
                                           ---------------------------------------------------        TO
SUPPLEMENTAL DATA:                            2005            2004         2003         2002      7/31/2001
--------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $  13,954        $    218     $      1     $      1     $      1

  Portfolio turnover rate                      58.65%          84.91%       68.48%       47.69%        5.86%

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                                              YEAR ENDED 7/31                     6/18/2001(d)
                                           ---------------------------------------------------        TO
                                              2005            2004         2003         2002       7/31/2001
PER SHARE OPERATING PERFORMANCE (CLASS Y
  SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD       $   14.45        $  11.75     $   9.20     $  10.45     $  10.00
                                           =========        ========     ========     ========     ========
  Unrealized appreciation on investments                                                                .06
                                                                                                   --------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                              $  10.06
                                                                                                   ========
Investment operations:
  Net investment loss(a)                        (.09)           (.10)        (.11)        (.10)        (.07)
  Net realized and unrealized gain (loss)       3.91            3.07         2.66        (1.15)         .46
                                           ---------        --------     --------     --------     --------
    Total from investment operations            3.82            2.97         2.55        (1.25)         .39
                                           ---------        --------     --------     --------     --------

Distributions to shareholders from:
  Net realized gain                            (1.39)           (.27)           -            -(g)         -
                                           ---------        --------     --------     --------     --------
    Total distributions                        (1.39)           (.27)           -            -(g)         -
                                           ---------        --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD             $   16.88        $  14.45     $  11.75     $   9.20     $  10.45
                                           =========        ========     ========     ========     ========
Total Return(b)(e)                                                                                      .60%(c)
Total Return(b)                                27.88%          24.45%       27.72%      (11.92)%       3.88%(c)(f)

RATIOS TO AVERAGE NET ASSETS:
  Expenses, including expense
    reductions                                  1.17%           1.18%+       1.33%+       1.27%         .66%(c)
  Expenses, excluding expense
    reductions                                  1.17%           1.18%+       1.51%+       2.02%         .78%(c)
  Net investment loss                           (.57)%          (.75)%+      (.92)%+      (.70)%       (.63)%(c)

                                                              YEAR ENDED 7/31                     6/18/2001(d)
                                           ---------------------------------------------------        TO
SUPPLEMENTAL DATA:                            2005            2004         2003         2002       7/31/2001
--------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)           $  95,788       $  5,295     $      1     $      1     $      1

  Portfolio turnover rate                       58.65%         84.91%       68.48%       47.69%        5.86%

 +  The ratios have been determined on a Fund basis.
(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Not annualized.
(d) Commencement of investment operations; SEC effective date is June 26, 2001; Fund shares became available to the public on July 2, 2001.
(e) Total return is for the period 6/18/01 through 6/26/01.
(f) Total return is for the period 6/26/01 through 7/31/01.
(g) Amount represents less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

Lord Abbett Blend Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management company, organized as a Delaware Business Trust on May 1, 2001. The Trust has one series, Lord Abbett Small-Cap Blend Fund (the "Fund"). The Securities and Exchange Commission declared the registration of the Fund and its shares effective on June 26, 2001 and each class of shares became available to the public on July 2, 2001. The Fund is diversified under the Act.

The Fund's investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C, and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at an annual rate of ..75%.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

12b-1 DISTRIBUTION PLANS

The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                       CLASS A           CLASS B          CLASS C          CLASS P
-------------------------------------------------------------------------------------
Service                    .25%                .25%             .25%             .20%
Distribution               .10%(1)             .75%             .75%             .25%

(1) Until October 1, 2004, the Fund paid a one-time distribution fee of up to 1.00% on certain qualifying purchases of Class A shares. Effective October 1, 2004, the Distributor commenced payment of such one-time distribution fee. The unamortized balance of the prepaid distribution fee as of July 31, 2005 was $39,503. This amount will continue to be amortized by the Fund, generally over a two-year period. The amount of CDSC collected during the year ended July 31, 2005 was $8,427.

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Fund, after concessions were paid to authorized dealers, for the year ended July 31, 2005:

DISTRIBUTOR        DEALERS'
COMMISSIONS        CONCESSIONS
------------------------------
$   791,465        $ 4,486,092

One Trustee and certain of the Trust's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the years ended July 31, 2005 and 2004 are as follows:

                                                     7/31/2005         7/31/2004
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                   $ 17,492,584       $ 1,319,556
Net long-term capital gains                         16,910,374         1,459,941
--------------------------------------------------------------------------------
   Total distributions paid                       $ 34,402,958       $ 2,779,497
================================================================================

As of July 31, 2005, the Fund's components of accumulated earnings (losses) on a tax basis are as follows:

Undistributed ordinary income - net               $  16,421,623
Undistributed long-term capital gains                12,629,904
---------------------------------------------------------------
   Total undistributed earnings                      29,051,527
Temporary differences                                   (27,853)
Unrealized gains - net                               98,197,632
---------------------------------------------------------------
   Total accumulated gains - net                  $ 127,221,306
===============================================================

As of July 31, 2005, the Fund's aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                                    $ 765,032,971
---------------------------------------------------------
Gross unrealized gain                         108,574,528
Gross unrealized loss                         (10,376,896)
---------------------------------------------------------
   Net unrealized security gain             $  98,197,632
=========================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

Permanent items identified during the year ended July 31, 2005, have been reclassified among the components of net assets based on their tax basis treatment as follows:

   ACCUMULATED           ACCUMULATED
NET INVESTMENT          NET REALIZED
          LOSS                 GAINS
------------------------------------
 $   5,922,925          $ (5,922,925)

The permanent difference is primarily due to tax net investment losses.

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the year ended July 31, 2005 are as follows:

PURCHASES          SALES
--------------------------------
$ 716,117,077      $ 281,739,081

There were no purchases or sales of U.S. Government securities for the year ended July 31, 2005.

6.  TRUSTEES' REMUNERATION

The Trust's officers and the one Trustee who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Trustees' Fees on the Statement of Operations and in Trustees' Fees Payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.  LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. For the period August 1, 2004 through December 9, 2004 the fee for this Facility was at an annual rate of .09%. Effective December 10, 2004, the Facility was renewed at an annual rate of .08%. At July 31, 2005, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the fiscal year ended July 31, 2005.

9.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with an affiliated issuers during the year ended July 31, 2005:

                                                                                                        REALIZED        DIVIDEND
                         BALANCE OF                                     BALANCE OF          VALUE           LOSS          INCOME
                        SHARES HELD          GROSS           GROSS     SHARES HELD             AT       8/1/2004        8/1/2004
AFFILIATED ISSUER      AT 7/31/2004      ADDITIONS           SALES    AT 7/31/2005      7/31/2005   TO 7/31/2005    TO 7/31/2005
--------------------------------------------------------------------------------------------------------------------------------
Measurement
Specialties, Inc.           115,200        606,200               -         721,400   $ 18,251,420   $          -    $          -
SM&A                      1,214,515        349,104         (23,928)      1,539,691     13,503,090        (42,467)              -
--------------------------------------------------------------------------------------------------------------------------------
Total                                                                                $ 31,754,510   $    (42,467)   $          -
--------------------------------------------------------------------------------------------------------------------------------

11. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with growth and value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of a company's potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small company stocks, which tend to be more volatile and can be less liquid than large company stocks. Small companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large companies.

These factors can affect the Fund's performance.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

12. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest are as follows:

                                                                   YEAR ENDED                            YEAR ENDED
                                                                JULY 31, 2005                         JULY 31, 2004
-------------------------------------------------------------------------------------------------------------------
                                                    SHARES             AMOUNT             SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------------------
CLASS A SHARES

Shares sold                                     18,253,096    $   281,039,330          7,516,857    $   104,897,437
Reinvestment of distributions                    1,200,214         17,475,539            112,438          1,503,302
Shares reacquired                               (2,942,691)       (44,852,942)        (1,409,642)       (19,954,176)
-------------------------------------------------------------------------------------------------------------------
Increase                                        16,510,619    $   253,661,927          6,219,653    $    86,446,563
-------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                      1,975,663    $    29,598,985          1,681,290    $    22,980,342
Reinvestment of distributions                      285,365          4,077,898             27,311            361,047
Shares reacquired                                 (501,708)        (7,467,921)          (362,759)        (5,008,078)
-------------------------------------------------------------------------------------------------------------------
Increase                                         1,759,320    $    26,208,962          1,345,842    $    18,333,311
-------------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                      9,636,857    $   145,030,429          3,059,464    $    42,147,359
Reinvestment of distributions                      386,657          5,521,470             24,983            330,033
Shares reacquired                               (1,004,023)       (15,079,178)          (520,096)        (7,188,371)
-------------------------------------------------------------------------------------------------------------------
Increase                                         9,019,491    $   135,472,721          2,564,351    $    35,289,021
-------------------------------------------------------------------------------------------------------------------

CLASS P SHARES

Shares sold                                        863,783    $    13,771,499             15,107    $       218,867
Reinvestment of distributions                        2,473             36,160                  2                 24
Shares reacquired                                  (49,324)          (794,363)               (97)            (1,353)
-------------------------------------------------------------------------------------------------------------------
Increase                                           816,932    $    13,013,296             15,012    $       217,538
-------------------------------------------------------------------------------------------------------------------

CLASS Y SHARES
Shares sold                                      5,447,857    $    86,200,689            360,838    $     4,758,204
Reinvestment of distributions                       40,337            591,735              5,449             73,076
Shares reacquired                                 (180,841)        (2,873,002)                 -(a)              (1)
-------------------------------------------------------------------------------------------------------------------
Increase                                         5,307,353    $    83,919,422            366,287    $     4,831,279
-------------------------------------------------------------------------------------------------------------------

(a)  Amount represents less than 1 share.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS,
LORD ABBETT BLEND TRUST - LORD ABBETT SMALL-CAP BLEND FUND:

We have audited the accompanying statement of assets and liabilities of Lord Abbett Blend Trust - Lord Abbett Small-Cap Blend Fund (the "Fund"), including the schedule of investments, as of July 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Blend Trust - Lord Abbett Small-Cap Blend Fund as of July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
September 27, 2005

BASIC INFORMATION ABOUT MANAGEMENT

The Board of Trustees (the "Board") is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of the Trust and who execute policies authorized by the Board. Board also approves an investment adviser to the Trust and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Trust's investment adviser.

INTERESTED TRUSTEE

The following Trustee is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

                                CURRENT POSITION
NAME, ADDRESS AND               LENGTH OF SERVICE          PRINCIPAL OCCUPATION                       OTHER
YEAR OF BIRTH                       WITH TRUST            DURING PAST FIVE YEARS                  DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------
ROBERT S. DOW                  Trustee and          Managing Partner and Chief           N/A
Lord, Abbett & Co. LLC         Chairman since       Investment Officer of Lord Abbett
90 Hudson Street               2001                 since 1996.
Jersey City, NJ 07302
(1945)

                                      ----------

INDEPENDENT TRUSTEES

The following independent or outside Trustees are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

                                CURRENT POSITION
NAME, ADDRESS AND               LENGTH OF SERVICE          PRINCIPAL OCCUPATION                       OTHER
YEAR OF BIRTH                       WITH TRUST            DURING PAST FIVE YEARS                  DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------
E. THAYER BIGELOW              Trustee since 2001   Managing General Partner, Bigelow    Currently serves as director of
Lord, Abbett & Co. LLC                              Media, LLC (since 2000); Senior      Adelphia Communications, Inc.,
c/o Legal Dept.                                     Adviser, Time Warner Inc. (1998 -    Crane Co., and Huttig Building
90 Hudson Street                                    2000); Acting Chief Executive        Products Inc.
Jersey City, NJ 07302                               Officer of Courtroom Television
(1941)                                              Network (1997 - 1998); President
                                                    and Chief Executive Officer of
                                                    Time Warner Cable Programming,
                                                    Inc. (1991 - 1997).

WILLIAM H.T. BUSH              Trustee since 2001   Co-founder and Chairman of the       Currently serves as director of
Lord, Abbett & Co. LLC                              Board of the financial advisory      WellPoint Health Networks Inc.
c/o Legal Dept.                                     firm of Bush-O'Donnell & Company     (since 2002), and Engineered
90 Hudson Street                                    (since 1986).                        Support Systems, Inc. (since
Jersey City, NJ 07302                                                                    2000).
(1938)

                                CURRENT POSITION
NAME, ADDRESS AND               LENGTH OF SERVICE          PRINCIPAL OCCUPATION                       OTHER
YEAR OF BIRTH                       WITH TRUST            DURING PAST FIVE YEARS                  DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------
ROBERT B. CALHOUN, JR.         Trustee since 2001   Managing Director of Monitor         Currently serves as director of
Lord, Abbett & Co. LLC                              Clipper Partners (since 1997) and    Avondale, Inc. and Interstate
c/o Legal Dept.                                     President of Clipper Asset           Bakeries Corp.
90 Hudson Street                                    Management Corp. (since 1991),
Jersey City, NJ 07302                               both private equity investment
(1942)                                              funds.

JULIE A. HILL                  Trustee since 2004   Owner and CEO of the Hillsdale       Currently serves as director of
Lord, Abbett & Co. LLC                              Companies, a business consulting     WellPoint Health Networks Inc.;
c/o Legal Dept.                                     firm (since 1998); Founder,          Resources Connection Inc.; and
90 Hudson Street                                    President and Owner of the           Holcim (US) Inc. (a subsidiary
Jersey City, NJ 07302                               Hiram-Hill and Hillsdale             of Holcim Ltd.).
(1946)                                              Development Companies (1998 -
                                                    2000).

FRANKLIN W. HOBBS              Trustee since 2001   Former Chief Executive Officer of    Currently serves as director of
Lord, Abbett & Co. LLC                              Houlihan Lokey Howard & Zukin, an    Adolph Coors Company.
c/o Legal Dept.                                     investment bank (January 2002 -
90 Hudson Street                                    April 2003); Chairman of Warburg
Jersey City, NJ 07302                               Dillon Read (1999 - 2001); Global
(1947)                                              Head of Corporate Finance of SBC
                                                    Warburg Dillon Read (1997 - 1999);
                                                    Chief Executive Officer of Dillon,
                                                    Read & Co. (1994 - 1997).

C. ALAN MACDONALD              Trustee since 2001   Retired - General Business and       Currently serves as director of
Lord, Abbett & Co. LLC                              Governance Consulting (since         H.J. Baker (since 2003).
c/o Legal Dept.                                     1992); formerly President and CEO
90 Hudson Street                                    of Nestle Foods.
Jersey City, NJ 07302
(1933)

THOMAS J. NEFF                 Trustee since 2001   Chairman of Spencer Stuart (U.S.),   Currently serves as director of
Lord, Abbett & Co. LLC                              an executive search consulting       Ace, Ltd. (since 1997) and
c/o Legal Dept.                                     firm (since 1996); President of      Hewitt Associates, Inc.
90 Hudson Street                                    Spencer Stuart (1979-1996).
Jersey City, NJ 07302
(1937)

BASIC INFORMATION ABOUT MANAGEMENT (CONCLUDED)

OFFICERS

None of the officers listed below have received compensation from the Trust All the officers of the Trust may also be officers of the other Lord
Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

NAME AND                        CURRENT POSITION      LENGTH OF SERVICE           PRINCIPAL OCCUPATION
YEAR OF BIRTH                      WITH TRUST        OF CURRENT POSITION         DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------
ROBERT S. DOW                  Chief Executive      Elected in 2001         Managing Partner and Chief
(1945)                         Officer and                                  Investment Officer of Lord Abbett
                               President                                    (since 1996).

MICHAEL T. SMITH               Executive Vice       Elected in 2001         Partner and Investment Manager,
(1963)                         President                                    joined Lord Abbett in 1997.

TRACIE E. AHERN                Vice President       Elected in 2001         Partner and Director of Portfolio
(1968)                                                                      Accounting and Operations, joined
                                                                            Lord Abbett in 1999.

JAMES BERNAICHE                Chief Compliance     Elected in 2004         Chief Compliance Officer, joined
(1956)                         Officer                                      Lord Abbett in 2001; formerly
                                                                            Vice President and Chief
                                                                            Compliance Officer with Credit
                                                                            Suisse Asset Management LLC.

JOAN A. BINSTOCK               Chief Financial      Elected in 2001         Partner and Chief Operations
(1954)                         Officer and Vice                             Officer, joined Lord Abbett in
                               President                                    1999.

DANIEL E. CARPER               Vice President       Elected in 2001;        Partner, joined Lord Abbett in
(1952)                                              Retiring as of          1979.
                                                    9/30/2005

PAUL A. HILSTAD                Vice President and   Elected in 2001;        Partner and General Counsel,
(1942)                         Secretary            Retiring as of          joined Lord Abbett in 1995.
                                                    9/30/2005

LAWRENCE H. KAPLAN             Vice President and   Elected in 2001         Partner and Deputy General
(1957)                         Assistant                                    Counsel, joined Lord Abbett in
                               Secretary                                    1997.

ROBERT G. MORRIS               Vice President       Elected in 2001         Partner and Director of Equity
(1944)                                                                      Investments, joined Lord Abbett
                                                                            in 1991.

A. EDWARD OBERHAUS, III        Vice President       Elected in 2001         Partner and Manager of Equity
(1959)                                                                      Trading, joined Lord Abbett in
                                                                            1983.

CHRISTINA T. SIMMONS           Vice President and   Elected in 2001         Assistant General Counsel, joined
(1957)                         Assistant                                    Lord Abbett in 1999.
                               Secretary

BERNARD J. GRZELAK             Treasurer            Elected in 2003         Director of Fund Administration,
(1971)                                                                      joined Lord Abbett in 2003;
                                                                            formerly Vice President, Lazard
                                                                            Asset Management LLC (2000-2003);
                                                                            prior thereto Manager of Deloitte
                                                                            & Touche LLP.

 Please call 888-522-2388 for a copy of the Statement of Additional Information
   (SAI), which contains further information about the Trust's Trustees. It is available free upon request.

APPROVAL OF ADVISORY CONTRACTS

At a meeting on December 9, 2004, the Board of Trustees of the Fund, including all Trustees who are not interested persons of the Fund (the "Board"), considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration.

The materials received by the Board as to the Fund included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of the Fund compared to the investment performance of a group of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2004, (2) information on the effective management fee rates and expense ratios for funds with similar objectives and similar size (the "peer group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the performance of the Class A shares of the Fund was in the second quintile of its performance universe for the nine-month and one-year periods and in the first quintile in the three-year period. The Board also noted that the performance was above that of the Lipper Small-Cap Core Index for each period.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of the Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratios of the class and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees were approximately five basis points below the median of the peer group, while the actual management and

APPROVAL OF ADVISORY CONTRACTS (CONCLUDED)

administrative services fees were approximately one basis point above that median. The Board also noted that the total expense ratio of Class A was approximately sixteen basis points above the median of the peer group, the total expense ratios of Classes B and C were approximately the same as the median of the peer group, the total expense ratio of Class P was approximately twenty-two basis points above the median of the peer group, and the total expense ratio of Class Y was approximately twenty-three basis points above the median of the peer group.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

HOUSEHOLDING

The Trust has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted the Fund's proxies during the 12-month period ended June 30, 2005, are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; or (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Trust is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

TAX INFORMATION

3.83% of the ordinary income distribution paid by the Fund during fiscal 2005 is qualifying dividend income for individual shareholders and also eligible for the dividends received deduction for corporate shareholders.

Additionally, of the distributions paid to shareholders during the fiscal year ended July 31, 2005, $16,910,374 represents long-term capital gains.

[LORD ABBETT(R) LOGO]


    This report when not used for the general
  information of shareholders of the Fund, is to
  be distributed only if preceded or accompanied      Lord Abbett Blend Trust
          by a current Fund Prospectus.                      Lord Abbett Small-Cap Blend Fund

Lord Abbett Mutual Fund shares are distributed by                                                        LASCB-2-0705
           LORD ABBETT DISTRIBUTOR LLC                                                                        (09/05)

ITEM 2:         CODE OF ETHICS.

         (a) In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant ("Code of Ethics"). The Code of Ethics was in effect during the fiscal year ended July 31, 2005 (the "Period").

         (b)    Not applicable.

         (c) The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

         (d) The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

         (e)    Not applicable.

         (f) See Item 11(a) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 800-821-5129.

ITEM 3:         AUDIT COMMITTEE FINANCIAL EXPERT.

                The Registrant's Board of Trustees has determined that each of the following independent Trustees who are members of the audit committee are audit committee financial experts: E. Thayer Bigelow, Robert B. Calhoun, and Franklin W. Hobbs. Each of these persons is independent within the meaning of the Form N-CSR.

ITEM 4:         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended July 31, 2005 and 2004 by the Registrant's principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, "Deloitte") were as follows:

                                                             FISCAL YEAR ENDED:
                                                              2005        2004
                 Audit Fees {a}                            $  36,000   $  34,000
                 Audit-Related Fees {b}                           82          31
                                                           ---------------------

                 Total audit and audit-related fees           36,082      34,031
                                                           ---------------------

                 Tax Fees {c}                                  6,865       6,595
                 All Other Fees {d}                              -0-          36
                                                           ---------------------

                    Total Fees                             $  42,947   $  40,662
                                                           ---------------------

----------
         {a} Consists of fees for audits of the Registrant's annual financial statements.

         {b} Consists of the Registrant's proportionate share of fees for performing certain agreed-upon procedures regarding compliance with the provisions of Rule 17a-7 of the Investment Company Act of 1940 and related Board approved procedures.

         {c} Fees for the fiscal year ended July 31, 2005 and 2004 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

         {d} Fees for the fiscal year ended July 31, 2004 consist of the Registrant's proportionate share of fees for testing of Anti-Money Laundering Compliance.

     (e) (1)  Pursuant to Rule 2-01(c) (7) of Regulation S-X, the
              Registrant's Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

                      - any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
                      - any audit-related, tax, and other services to be provided to the Registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor's independence.

              The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

     (e) (2) The Registrant's Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

         (f)  Not applicable.

         (g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as "All Other Fees".

              The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant's investment adviser, Lord, Abbett & Co. LLC ("Lord Abbett"), for the fiscal years ended July 31, 2005 and 2004 were:

                                                             FISCAL YEAR ENDED:
                                                              2005       2004
               All Other Fees {a}                          $ 165,650   $  81,900

----------
         {a} Consist of fees for Independent Services Auditors' Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett's Asset Management Services ("SAS 70 Report").

         The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett (i.e., Lord Abbett Distributor LLC, the Registrant's principal underwriter) for the fiscal years ended July 31, 2005 and 2004 were:

                                                             FISCAL YEAR ENDED:
                                                              2005        2004
          All Other Fees {b}                               $   - 0 -   $  11,378

         {b} Fees for the fiscal year ended July 31, 2004 represent fees for testing of Anti-Money Laundering Compliance.

         (h) The Registrant's Audit Committee has considered the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte's independence.

ITEM 5:         AUDIT COMMITTEE OF LISTED REGISTRANTS.

                Not applicable.

ITEM 6:         SCHEDULE OF INVESTMENTS.

                Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8:         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
                COMPANIES.

                Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10:        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

                Not applicable.

ITEM 11:        CONTROLS AND PROCEDURES.

         (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

         (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12:        EXHIBITS.

      (a)(1)    Amendments to Code of Ethics - Not applicable.

      (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

      (a)(3) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      LORD ABBETT BLEND TRUST


                                      /s/ Robert S. Dow
                                      -----------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ Joan A. Binstock
                                      --------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: September 23, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                      LORD ABBETT BLEND TRUST


                                      /s/ Robert S. Dow
                                      -----------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ Joan A. Binstock
                                      --------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: September 23, 2005